Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2017
Payables And Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses are comprised as follows (in thousands):

	December 31, 2017	December 31, 2016

Accrued external research and professional fees	$1,402	$295
Accrued external clinical study costs	4,788	1,897
Accrued compensation expense	1,328	617
Deferred rent, current portion	2	44
Accrued expenses	$7,520	$2,853